SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS	SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
(Tabular dollars in millions)

Col. A	Col. B	Col. C	Col. D	Col. E
Description	Balance at Beginning of Period	Charged to Expenses and Other Accounts	Deductions	Balance at End of Period
Allowance for doubtful accounts:
Period from August 7 - December 31, 2025 (Successor)	$— (a)	$10	$—	$10

Period from January 1 - August 6, 2025 (Predecessor)	$125	$6	$35	$96
Year ended December 31, 2024 (Predecessor)	$120	$39	$34	$125
Year ended December 31, 2023 (Predecessor)	$111	$26	$17	$120

Valuation allowance on deferred tax assets:
Period from August 7 - December 31, 2025 (Successor)	$582	$49	$6	$625

Period from January 1 - August 6, 2025 (Predecessor)	$655	$45	$118	$582
Year ended December 31, 2024 (Predecessor)	$498	$198	$41	$655
Year ended December 31, 2023 (Predecessor)	$488	$20	$10	$498
(a) On August 7, 2025, the allowance for doubtful accounts was reversed as a result of the adjustment of accounts receivable to fair value. See Note 2 to the consolidated financial statements.